Commitments and Contingencies (Details)	1 Months Ended	12 Months Ended
	Apr. 30, 2018 EUR (€)	Dec. 31, 2022 USD ($) $ / €	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Sep. 22, 2020 EUR (€)	Sep. 16, 2020 Extension
Future Minimum Contractual Charter Revenue [Abstract]
2023		$ 114,441,000
2024		25,862,000
2025		15,056,000
2026		5,321,000
Total		160,680,000
Office Lease [Abstract]
Lease term of new office spaces	5 years						10 years
Number of extensions | Extension							2
Renewal term of new office spaces	5 years						5 years
Monthly rent	€ 12,747	$ 10,700	€ 10,000
Prepayment of rent | €						€ 250,000
Exchange rate | $ / €		1.0666
Rent expense		$ 161,000		$ 179,000	$ 180,000
Office Rental Obligations [Abstract]
2023		128,000
2024		128,000
2025		128,000
2026		128,000
2027		128,000
Thereafter		32,000
Total		672,000
Less: imputed interest		(173,000)
Present value of lease liabilities		499,000
Lease liabilities, current		108,000		121,000
Lease liabilities, non-current		$ 391,000		$ 529,000
Minimum [Member]
Commitments and Contingencies [Abstract]
Term of time charter agreements		9 months
Renewal term of time charter agreements		11 months
Maximum [Member]
Commitments and Contingencies [Abstract]
Term of time charter agreements		60 months
Renewal term of time charter agreements		27 months